Equity accounted investments	12 Months Ended
Jun. 30, 2019
Equity accounted investments.
Equity accounted investments

20Equity accounted investments

	2019	2018
for the year ended 30 June	Rm	Rm

Amounts recognised in the statement of financial position:
Investments in joint ventures and associates	9 866	10 991

		2019	2018
for the year ended 30 June		Rm	Rm

Business segmentation
	Mining	5	1
	Energy	9 449	9 667
	Base Chemicals	273	1 164
	Performance Chemicals	16	16
	Group Functions	123	143
Total carrying value of equity accounted investments		9 866	10 991

	2019	2018	2017
for the year ended 30 June	Rm	Rm	Rm

Amounts recognised in the income statement:
Share of profits of equity accounted investments, net of tax	1 074	1 443	1 071
share of profits	1 089	1 454	1 085
remeasurement items	(15)	(11)	(14)

Amounts recognised in the statement of cash flows:
Dividends received from equity accounted investments	1 506	1 702	1 539

There are no significant restrictions on the ability of the joint ventures or associate to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 9, to calculate the impairment.

At 30 June, the group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2019	2018
Name	incorporation	Nature of activities	%	Rm	Rm

Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	8 239	8 179
Sasol Huntsman GmbH & co KG*	Germany	Manufacturing of chemical products	50	—	893
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	273	271
Sasol Chevron Holdings Limited	Bermuda	Marketing of Escravos GTL products	50	274	311
Associates
Escravos GTL (EGTL)**	Nigeria	GTL plant	10	753	1 027
Other equity accounted investments			Various	327	310

Carrying value of investments				9 866	10 991

*The group’s investment in Sasol Huntsman GmbH & co KG has been classified as held for sale. Refer to note 11.

**Although the group holds less than 20% of the voting power of EGTL, the group has significant influence with regards to the management and technical support to the plant.

Summarised financial information for the group’s share of equity accounted investments which are not material***

	2019	2018
for the year ended 30 June	Rm	Rm

Operating profit	13	419
(Loss)/profit before tax	(2)	427
Taxation	(56)	(152)

(Loss)/profit and total comprehensive income for the year	(58)	275

***The financial information provided represents the group’s share of the results of the equity accounted investments.

	2019	2018
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	715	536
Authorised but not yet contracted for	1 100	623
Less: expenditure to the end of year	(532)	(266)

	1 283	893

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL is considered to be material as it is closely monitored and reported on to the decision makers and is considered to be a strategically material investment.

Summarised financial information for the group’s material equity accounted investments

In accordance with the group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the group’s material joint venture. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

	Joint venture

	ORYX GTL Limited

	2019	2018
for the year ended 30 June	Rm	Rm

Summarised statement of financial position
Non-current assets	11 964	12 202
Current assets	6 722	6 640

Total assets	18 686	18 842

Other non-current liabilities	378	360
Deferred tax liability	(22)	9
Other current liabilities	1 337	1 036
Tax payable	100	436

Total liabilities	1 793	1 841

Net assets	16 893	17 001

Summarised income statement
Turnover	9 977	10 159
Depreciation and amortisation	(1 420)	(1 190)
Other operating expenses	(5 039)	(5 313)

Operating profit before interest and tax	3 518	3 656
Finance income	33	11
Finance cost	(3)	(1)

Profit before tax	3 548	3 666
Taxation	(607)	(628)

Profit and total comprehensive income for the year	2 941	3 038

The group’s share of profits of equity accounted investment	1 131	1 168
49% share of profit before tax	1 738	1 796
Taxation*	(607)	(628)

Reconciliation of summarised financial information
Net assets at the beginning of the year	17 001	15 334
Profit before tax for the year	3 548	3 666
Taxation*	(607)	(628)
Foreign exchange differences	490	839
Dividends paid	(3 539)	(2 210)

Net assets at the end of the year	16 893	17 001
Additional Sasol specific liabilities*	(79)	(309)

Adjusted net assets at the end of the period	16 814	16 692

Carrying value of equity accounted investment	8 239	8 179

*With effect from 29 April 2017, as a result of change in tax regulations, tax is levied only on Sasol’s share of profits at a rate of 35%.

The year-end for ORYX GTL Limited is 31 December, however the group uses the financial information at 30 June.

The carrying value of the investment represents the group’s interest in the net assets thereof.

Contingent liabilities

There were no contingent liabilities at 30 June 2019 relating to our joint ventures or associates.

Accounting policies:

The financial results of associates and joint ventures are included in the group’s results according to the equity method from acquisition date until the disposal date. Under the equity method, investments in associates and joint ventures are recognised initially at cost. Subsequent to the acquisition date, the group’s share of profits or losses of associates and joint ventures is charged to the income statement as equity accounted earnings and its share of movements in equity reserves is recognised as other comprehensive income or equity as appropriate. A joint venture is a joint arrangement in which the parties have joint control with rights to the net assets of the arrangement. An associate is an entity, other than a subsidiary, joint venture or joint operation, in which the group has significant influence, but no control or joint control, over financial and operating policies. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.